REVENUES BY PRODUCT AND GEOGRAPHY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-current assets	$ 51,270	$ 54,991
Revenues	106,000	106,328	$ 120,794
Hong Kong
Non-current assets	19	1
Revenues	29,660	40,300	46,957
Mainland China
Non-current assets	51,251	54,990
Revenues	$ 76,340	$ 66,028	$ 73,837